Derivatives (Derivatives Associated With Cash Flow Hedges) (Details) - Cash Flow Hedge - Hedging Instruments And Hedged Items - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Variability in cash flows related to debt instruments (primarily loans)		$ 650,000		$ 250,000
Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Variability in cash flows related to debt instruments (primarily loans)	$ 900,000		$ 250,000
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional	900,000		250,000
Cash Flow Hedge Derivative Instrument Assets at Fair Value	$ 942
Liabilities			$ 2,045